Summary of Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Total amortization expense	$ 1,733	¥ 12,305	¥ 102,621	¥ 54,099
Cost of Sales [Member]
Goodwill [Line Items]
Total amortization expense		9,613	9,613	9,613
Research And Development Expenses [Member]
Goodwill [Line Items]
Total amortization expense		1,800	900	825
Sales And Marketing Expenses [Member]
Goodwill [Line Items]
Total amortization expense			88,287	38,846
General and Administrative Expense [Member]
Goodwill [Line Items]
Total amortization expense		¥ 892	¥ 3,821	¥ 4,815